PER SHARE AMOUNTS - Narrative (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Earnings per share [abstract]
Net profit (loss)	$ (146,339)	$ (91,363)